OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Schedule of other current liabilities

(in thousands of $)	2022	2021
Deferred and prepaid charter revenue	27,196	21,505
Employee taxes	45	35
Other items	563	1,206
	27,804	22,746